OMB APPROVAL
OMB Number: 3235-0570
Expires: September 30, 2007
Estimated average burden hours per response...19.4

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3616

Mosaic Income Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspoection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

SEMI-ANNUAL REPORT
(Unaudited)

June 30, 2005

Mosaic Income Trust

Mosaic Government Fund

Mosaic Intermediate Income Fund

Mosaic Funds

www.mosaicfunds.com

Portfolio Manager Review

Market Review

Over the first six months of 2005, the bond market continued to wrestle with the same tensions we've witnessed over the recent past: Federal Reserve policy, mixed economic signals, record-setting foreign buying, and concerns over inflation.

The first quarter of 2005 brought higher yields, and as a result, a loss in bond valuation, across nearly all maturities as inflation fears, stronger economic growth, and a persistently tighter Federal Reserve focused investor attention on the low absolute level of interest rates. The Fed raised the benchmark Fed Funds Rate 50 basis points in the first quarter, 25 in January and 25 in March, and then continued raising rates in the second quarter with two more quarter-point increases in May and June.

The rise in interest rates was tempered by significant demand for dollar-denominated assets. This increased demand helped hold U.S. interest rates lower than they otherwise would have been. Foreign buyers, particularly off-shore hedge funds, were steady buyers of U.S. securities.

On the inflation front, investors appeared focused on rising energy and commodity prices. These increases reflected strong global demand for raw materials, particularly from Asian economies. Domestically, manufacturers appeared increasingly able to pass along price increases and the rate of manufacturing capacity utilization was closing in on a level that has historically been a sign of inflationary bottlenecks. Another inflationary factor, energy prices, stood near all-time highs.

During the second quarter, long-term yields fell as slowing global growth, rising energy prices, and manufacturing weakness led to speculation that the U.S. economy was entering a "slow patch." In fact, data released late in the second quarter indicated that GDP growth appeared near its long-term average growth rate. Meanwhile, short-term yields continued a steady march higher as the Fed continued tightening at a "measured" pace. The divergent behavior of long and short-term yields illustrates the unique environment facing bond investors.

Portfolio Positioning

We remain positioned cautiously, expecting that, for the time being, long-term Treasury yields are anchored in a trading range with short-term yields dependent upon future Fed policy moves. After finishing the second quarter at the low end of the range, long-term yields are unattractive. As we enter the second half of 2005, the bond market appears priced for a "goldilocks" scenario of softening economic growth, minimal inflation pressure, and a FOMC in the "late innings" of tightening monetary policy. Until long-term rates rise to reflect underlying fundamentals and cool the red-hot housing market, we suspect the Fed will continue "measured" interest rate hikes as they move towards a neutral Fed Funds Rate.

Fund Overview

Mosaic Government Fund

Mosaic Government Fund returned 0.78% for the semi-annual period ended June 30, 2005. This return was slightly lower than the fund's peers, as the Lipper Intermediate Government Fund Index rose 1.92%. This return difference largely reflects management's defensive positioning of the portfolio at a shorter duration. If interest rates rise going forward, shareholders will continue to see the benefits, since shorter bonds will retain their value far better than longer bonds. The Fund's 30-day SEC yield at period end was 2.80%, with an effective duration of 2.13 years.

Mosaic Government held approximately half of its assets in government agency notes, with the remainder in Treasuries and short-term notes. The fund's largest positions during this six-month period were short to intermediate duration bonds issued by Freddie Mac, Fannie Mae and the U.S. Treasury.

Mosaic Intermediate Income Fund

Mosaic Intermediate Income Fund returned 0.81% for the six months ended June 30, 2005. Over the same period, the Lipper Intermediate Investment Grade Index was up 2.40%. The performance gap was largely a duration story, as the fund's shorter maturity was a net negative for the period. At period end, the fund's duration was 2.56 years, while its 30-day SEC yield was 3.26%. The yield of the fund rose steadily during the period, from a starting point of 2.86%, while duration was relatively constant, having dipped a bit from 2.70 years at the beginning of the period.

The fund began the period with 72.4% invested in corporate bonds. Over the course of the six months this was reduced to 62.8%, while the government bond exposure increased from 23.2% to 34.9%. This move was designed to capitalize on the current pricing of corporate bonds, which we view as somewhat fully priced and offering limited upside going forward.

Intermediate Income can invest as much as 35% in lower-rated securities. High yield bonds underperformed higher-grade bonds over the past six months. The fund began the period with 8.4% in Ba-rated bonds (the top range of the high-yield spectrum) and ended the period with 10.2%, with no exposure to bonds rated lower, which was a relative positive for the fund.

Looking forward, we continue to believe that a recovering economy will put pressure on interest rates, and as a result we will maintain our defensive posture, until we see signs that the interest rate environment has stabilized at more attractive levels. We also expect that the portfolio's recent preference for Treasury and Agency Bonds over corporate bonds will continue.

Government Fund - Portfolio of Investments (unaudited)

June 30, 2005

Credit Rating*			Principal Amount	Value
Moody's	S&P
		U.S. GOVERNMENT & AGENCY OBLIGATIONS: 96.6% of net assets

		U.S. GOVERNMENT AGENCY NOTES: 49.9%
Aaa	AAA	Fannie Mae, 3.375%, 11/9/07	200,000	$197,958
Aaa	AAA	Fannie Mae, 4.2%, 3/24/08	250,000	250,615
Aaa	AAA	Freddie Mac, 5.25%, 1/15/06	265,000	267,039
Aaa	AAA	Freddie Mac, 4.875%, 3/15/07	150,000	152,792
Aaa	AAA	Freddie Mac, 3.5%, 9/15/07	100,000	99,438
Aaa	AAA	Freddie Mac, 5.125%, 10/15/08	250,000	259,410
Aaa	AAA	Freddie Mac, 3.875%, 1/12/09	155,000	153,783
Aaa	AAA	Freddie Mac, 5.5%, 9/15/11	300,000	323,106

		U.S. TREASURY NOTES: 28.3%
Aaa	AAA	US Treasury Notes, 5.875%, 11/15/05	250,000	252,402
Aaa	AAA	US Treasury Notes, 4.625%, 5/15/06	200,000	201,938
Aaa	AAA	US Treasury Notes, 4.75%, 11/15/08	275,000	284,195
Aaa	AAA	US Treasury Notes, 4%, 6/15/09	225,000	227,496

		MORTGAGE BACKED SECURITIES: 18.4%
Aaa	AAA	Fannie Mae, Mortgage Pool #555345, 5.5%, 2/1/18	103,607	106,468
Aaa	AAA	Fannie Mae, Mortgage Pool #555545, 5%, 6/1/18	158,138	160,083
Aaa	AAA	Fannie Mae, Mortgage Pool #636758, 6.5%, 5/1/32	46,696	48,421
Aaa	AAA	Fannie Mae, Mortgage Pool #254346, 6.5%, 6/1/32	40,223	41,709
Aaa	AAA	Fannie Mae, Mortgage Pool #254405, 6%, 8/1/32	72,496	74,394
Aaa	AAA	Freddie Mac, Mortgage Pool, Gold Pass Through Certificates #E57247, 6.5%, 3/1/09	45,034	46,836
Aaa	AAA	Freddie Mac, Mortgage Pool, Gold Pass Through Certificates #E90778, 5.5%, 8/1/17	77,453	79,546
Aaa	AAA	Freddie Mac, Mortgage Pool, Gold Pass Through Certificates #C01364, 6.5%, 6/1/32	43,041	44,637
Aaa	AAA	Government National Mortgage Association II, Guaranteed Pass Through Certificates #2483, 7%, 9/20/27	23,692	25,025

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $3,306,483)		$3,297,291

		REPURCHASE AGREEMENT: 2.5% of net assets With Morgan Stanley and Company issued 6/30/05 at 2.73%, due 7/1/05, collateralized by $88,165 in United States Treasury Notes due 2/15/27. Proceeds at maturity are $86,007 (Cost $86,000).		86,000

		TOTAL INVESTMENTS: 99.1% of net assets (Cost $3,392,483)		$3,383,291

		LIABILITIES LESS CASH AND RECEIVABLES: 0.9% of net assets		29,659

		NET ASSETS: 100%		$3,412,950

Intermediate Income Fund - Portfolio of Investments (unaudited)

June 30, 2005

Credit Rating*			Principal Amount	Value
Moody's	S&P
		CORPORATE DEBT SECURITIES: 62.8% of net assets

		CONSUMER STAPLES: 6.1%
A2	A	Coca-Cola Enterprises, 5.25%, 5/15/07	150,000	$153,332
A3	BBB+	Kraft Foods Inc., 4.625%, 11/1/06	200,000	201,370

		ENERGY: 1.7%
Ba3	BB+	Oryx Energy Company, 8.125%, 10/15/05	100,000	101,421

		FINANCIALS: 8.8%
A3	A	Countrywide Home Loan, 5.625%, 5/15/07	150,000	153,756
A1	A	Household Finance Co., 7.875%, 3/1/07	150,000	158,894
A1	AA-	International Lease Finance, 5.75%, 10/15/06	200,000	203,933

		HEALTH CARE: 5.4%
Ba2	BB+	Amerisourcebergen Co., 8.125%, 9/1/08	125,000	136,250
A2	A	United Healthcare Group, 5%, 8/15/14	175,000	181,405

		INDUSTRIAL: 18.6%
Ba3	BBB-	American Standard, 7.375%, 2/1/08	175,000	186,438
A2	A	CIT Group Inc., 5.75%, 9/25/07	150,000	154,777
A3	BBB	Daimler Chrysler, 7.2%, 9/1/09	170,000	185,215
Baa2	BB+	Ford Motor Credit, 6.875%, 2/1/06	100,000	101,013
Baa3	BBB-	Lear Corp., 8.11%, 5/15/09	140,000	144,885
Baa3	BB+	Lubrizol Corp., 4.625%, 10/1/09	150,000	150,161
Baa3	BBB-	YUM! Brands, Inc., 7.65%, 5/15/08	150,000	163,042

		INSURANCE: 6.4%
Baa3	BBB-	Markel Corp., 6.8%, 2/15/13	150,000	165,219
A1	A	MGIC Investment Corp., 6%, 3/15/07	200,000	206,074

		RETAILERS-APPAREL: 2.7%
Ba3	BBB-	Gap Inc., 6.9%, 9/15/07	150,000	157,418

		TECHNOLOGY: 7.0%
A3	A	Computer Sciences Co., 3.5%, 4/15/08	200,000	195,511
A3	BBB	Lexmark International, 6.75%, 5/15/08	200,000	212,298

		TELECOMMUNICATIONS: 5.6%
Baa2	BBB+	AT&T Broadband, 8.375%, 3/15/13	181,000	221,027
Baa3	BBB-	Sprint Capital Corp., 6.125%, 11/15/08	100,000	105,430

		UTILITIES: 0.5%
A2	BBB+	Wisconsin Power & Light, 7.625%, 3/1/10	25,000	28,282

		TOTAL CORPORATE DEBT SECURITIES (Cost $3,573,900)		$3,667,151

		COLLATERALIZED MORTGAGE OBLIGATIONS: 3.2% of net assets

Aaa	AAA	Federal National Mortgage Association, Mortgage Pool #636758, 6.5%, 5/1/32	62,261	64,562
Aaa	AAA	Federal National Mortgage Association, Mortgage Pool #725341, 5%, 2/1/19	123,304	124,820

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $187,490)		$189,382

		U.S. GOVERNMENT & AGENCY OBLIGATIONS: 31.7% of net assets

Aaa	AAA	Fannie Mae, 3.375%, 11/9/07	500,000	494,894
Aaa	AAA	Freddie Mac, 5.25%, 1/15/06	150,000	151,154
Aaa	AAA	Freddie Mac, 4.875%, 3/15/07	150,000	152,792
Aaa	AAA	Freddie Mac, 3.875%, 1/12/09	150,000	148,822
Aaa	AAA	US Treasury Note, 4.625%, 5/15/06	200,000	201,938
Aaa	AAA	US Treasury Note, 3.375%, 2/15/08	350,000	347,566
Aaa	AAA	US Treasury Note, 4%, 3/15/10	350,000	353,925
		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,848,855)		$1,851,091

		REPURCHASE AGREEMENT: 1.1% of net assets
		With Morgan Stanley and Company issued 6/30/05 at 2.73%, due 7/01/05, collateralized by $63,561 in United States Treasury Notesdue 2/15/27. Proceeds at maturity are $62,005 (Cost $62,000).		62,000

		TOTAL INVESTMENTS: 98.8% of net assets (Cost $5,672,245)		$5,769,624

		CASH AND RECEIVABLES LESS LIABILITIES: 1.2% of net assets		72,982

		NET ASSETS: 100%		$5,842,606

Notes to the Portfolio of Investments:

* – Unaudited;  Moody's – Moody's Investors Services, Inc.;  S&P – Standard & Poor's Corporation

Statements of Assets and Liabilities (unaudited)

Jne 30, 2005

	Government Fund	Intermediate Income Fund
ASSETS
Investments, at value (Notes 1 and 2)
Investment securities	$3,297,291	$5,707,624
Repurchase agreements	86,000	62,000
Total investments*	3,383,291	5,769,624
Cash	978	3
Receivables
Interest	31,885	78,712
Capital shares sold	--	181
Total assets	3,416,154	5,848,520

LIABILITIES
Payables
Dividends	885	1,948
Capital shares redeemed	90	1,737
Independent trustee and auditor fees	2,229	2,229
Total liabilities	3,204	5,914

Net Assets	$3,412,950	$5,842,606

Net assets consists of:
Paid in capital	$3,529,096	$6,745,305
Accumulated net realized losses	(106,954)	(1,000,078)
Net unrealized appreciation (depreciation) on investments	(9,192)	97,379
Net Assets	$3,412,950	$5,842,606

CAPITAL SHARES OUTSTANDING An unlimited number of capital shares, without par value, are authorized. (Note 8)	337,776	887,594

NET ASSET VALUE PER SHARE	$10.10	$6.58
*INVESTMENT SECURITIES, AT COST	$3,392,483	$5,672,245

Statements of Operations (unaudited)
For the six-months ended June 30, 2005

	Government Fund	Intermediate Income Fund
INVESTMENT INCOME (Note 1)
Interest income	$83,025	$135,791

EXPENSES (Notes 3 and 5)
Investment advisory fees	13,395	18,853
Other expenses:
Service agreement fees	9,108	11,011
Independent trustee and auditor fees	2,480	2,480
Total other expenses	11,588	13,491
Total expenses	24,983	32,344

NET INVESTMENT INCOME	58,042	103,447

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(25,270)	(13,454)
Change in net unrealized depreciation of investments	(16,172)	(38,855)

NET LOSS ON INVESTMENTS	(41,442)	(52,309)

TOTAL INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,600	$51,138

Statements of Changes in Net Assets
For the period indicated

	Government Fund		Intermediate Income Fund
	(unaudited) Six-Months Ended June 30, 2005	Year Ended Dec. 31, 2004	(unaudited) Six-Months Ended June 30, 2005	Year Ended Dec. 31, 2004
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income	$58,042	$149,215	$103,447	$203,903
Net realized gain (loss) on investments	(25,270)	9,961	(13,454)	66,940
Change in net unrealized appreciation on investments	(16,172)	(111,467)	(38,855)	(127,258)
Total increase in net assets resulting from operations	16,600	47,709	51,138	143,585

DISTRIBUTION TO SHAREHOLDERS From net investment income	(58,042)	(149,215)	(103,447)	(203,903)

CAPITAL SHARE TRANSACTIONS (Note 8	(1,677,622)	(121,997)	(146,362)	(326,037)

TOTAL DECREASE IN NET ASSETS	(1,719,064)	(223,503)	(198,671)	(386,355)

NET ASSETS
Beginning of period	$5,132,014	$5,355,517	$6,041,277	$6,427,632
End of period	$3,412,950	$5,132,014	$5,842,606	$6,041,277

Financial Highlights
Selected data for a share outstanding for the periods indicated

GOVERNMENT FUND

	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
	2005	2004	2003	2002	2001
Net asset value, beginning of year	$10.16	$10.36	$10.58	$10.24	$9.97
Investment operations:
Net investment income	0.14	0.29	0.35	0.41	0.48
Net realized and unrealized gain (loss) on investments	(0.06)	(0.20)	(0.22)	0.34	0.27
Total from investment operations	0.08	0.09	0.13	0.75	0.75
Less distributions from net investment income	(0.14)	(0.29)	(0.35)	(0.41)	(0.48)
Net asset value, end of year	$10.10	$10.16	$10.36	$10.58	$10.24
Total return (%)	0.78	0.89	1.24	7.45	7.62
Ratios and supplemental data
Net assets, end of year (in thousands)	$3,413	$5,132	$5,356	$5,939	$5,282
Ratio of expenses to average net assets (%)	1.16[1]	1.15	1.15	1.14	1.15
Ratio of net investment income to average net assets (%)	2.70[1]	2.83	3.32	3.92	4.67
Portfolio turnover (%)	18	55	31	44	34

INTERMEDIATE INCOME FUND

	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
	2005	2004	2003	2002	2001
Net asset value, beginning of year	$6.64	$6.71	$6.66	$6.67	$6.48
Investment operations:
Net investment income	0.11	0.22	0.25	0.30	0.37
Net realized and unrealized gain (loss) on investments	(0.06)	(0.07)	0.05	(0.01)	0.19
Total from investment operations	0.05	0.15	0.30	0.29	0.56
Less distributions from net investment income	(0.11)	(0.22)	(0.25)	(0.30)	(0.37)
Net asset value, end of year	$6.58	$6.64	$6.71	$6.66	$6.67
Total return (%)	0.81	2.30	4.63	4.56	8.81
Ratios and supplemental data
Net assets, end of year (in thousands)	$5,843	$6,041	$6,428	$6,839	$6,267
Ratio of expenses to average net assets (%)	1.06[1]	1.07	1.08	1.07	1.07
Ratio of net investment income to average net assets (%)	3.40[1]	3.32	3.76	4.61	5.61
Portfolio turnover (%)	26	46	36	54	28

1Annualized.

Notes to Financial Statements

1. Summary of Significant Accounting Policies. Mosaic Income Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment management company. This report contains information about two separate funds (the "Funds") whose objective is to receive and distribute bond income. The Government Fund invests in securities of the U.S. Government and its agencies. The Intermediate Income Fund invests in investment grade corporate, government and government agency fixed income securities. The Intermediate Income Fund may also invest a portion of its assets in securities rated as low as "B" by Moody's Investors Service, Inc. or Standard & Poor's Corporation. A third Mosaic Income Trust portfolio, available to certain institutional investors (as defined in the fund's prospectus) presents its financial information in a separate report.

Securities Valuation: Repurchase agreements and other securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities having longer maturities, for which market quotations are readily available, are valued at the mean between their closing bid and ask prices. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

Investment Transactions: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.

Investment Income: Interest income is recorded on an accrual basis. Bond premium is amortized and original issue discount and market discount are accreted over the expected life of each applicable security using the effective interest method. Other income is accrued as earned.

Distribution of Income and Gains: Net investment income, determined as gross investment income less total expenses, is declared as a regular dividend and distributed to shareholders monthly. Capital gain distributions, if any, are declared and paid annually at year-end.

The tax character of distributions paid during 2004 and 2003 were as follows:

	2004	2003
Government Fund:
Distributions paid from ordinary income	$149,215	$182,863
Intermediate Income Fund:
Distributions paid from ordinary income	$203,903	$252,044

As of June 30, 2005, the components of distributable earnings on a tax basis were as follows (unaudited):

Government Fund:
Accumulated net realized losses	$(106,954)
Net unrealized depreciation on investments	(9,192)
$(110,146)
Intermediate Income Fund:
Accumulated net realized losses	$(1,000,078)
Net unrealized appreciation on investments	97,379
$(902,699)

Net realized gains or losses may differ for financial and tax reporting purposes as a result of loss deferrals related to wash sales and post-October transactions.

Income Tax: No provision is made for Federal income taxes since it is the intention of the Trust to comply with the provisions of the Internal Revenue Code available to investment companies and to make the requisite distribution to shareholders of taxable income which will be sufficient to relieve it from all or substantially all Federal income taxes. As of December 31, 2004, the Government and Intermediate Income Funds had available for federal income tax purposes the following unused capital loss carryovers:

Expiration Date	Government Fund	Intermediate Income Fund
December 31, 2005	$64,210	$--
December 31, 2006	--	153,185
December 31, 2007	9,847	486,268
December 31, 2008	5,458	89,747
December 31, 2009	--	12,901
December 31, 2010	--	243,364

Use of Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. Such estimates affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investments in Repurchase Agreements. When the Trust purchases securities under agreements to resell, the securities are held for safekeeping by the Trust's custodian bank as collateral. Should the market value of the securities purchased under such an agreement decrease below the principal amount to be received at the termination of the agreement plus accrued interest, the counterparty is required to place an equivalent amount of additional securities in safekeeping with the Trust's custodian bank. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust, along with other registered investment companies having Advisory and Services Agreements with the same advisor, transfers uninvested cash balances into a joint trading account. The aggregate balance in this joint trading account is invested in one or more consolidated repurchase agreements whose underlying securities are U.S. Treasury or federal agency obligations. As of the date of this report, the Government Fund had approximately a 0.4% interest and the Intermediate Income Fund had approximately a 0.3% interest in the consolidated repurchase agreement of $24,299,000 collateralized by $24,910,659 in United States Treasury Notes. Proceeds at maturity were $24,300,843.

3. Investment Advisory Fees and Other Transactions with Affiliates. The investment advisor to the Trust, Madison Mosaic, LLC, a wholly owned subsidiary of Madison Investment Advisors, Inc. (collectively "the Advisor"), earns an advisory fee equal to 0.625% per annum of the average net assets of the Funds. The fees are accrued daily and are paid monthly.

4. Investment Transactions. Purchases and sales of securities (excluding short-term securities) for the six-months ended June 30, 2005 were as follows:

	Purchases	Sales
Government Fund:
U.S. Gov't securities	$749,114	$2,362,665
Other	--	--
Intermediate Income Fund:
U.S. Gov't securities	$1,065,301	$417,970
Other	477,312	1,113,649

5. Other Expenses. Under a separate Services Agreement, the Advisor will provide or arrange for each Fund to have all other necessary operational and support services for a fee based on a percentage of average net assets. These fees are accrued daily and paid monthly. This percentage is 0.43% for the Government Fund and 0.37% for the Intermediate Income Fund.

The Funds also pay the expenses of the Funds' Independent Trustees and auditors directly. For the six-months ended June 30, 2005 these fees amounted to $2,480 and $2,480 for the Government and Intermediate Income Funds, respectively.

6. Fund Expenses.

Example: As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including Investment advisory fees and Other expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. See footnotes 3 and 5 above for an explanation of the types of costs charged by the Funds. This Example is based on an investment of $1,000 invested on January 1, 2005 and held for the six-months ended June 30, 2005.

Actual Expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,500 ending account valued divided by $1,000 = 8.5), then multiply the result by the number under the heading entitled "Expenses Paid During the Period."

Based on Actual Total Return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3]
Government Fund	0.78%	$1,000.00	$1,007.79	1.16%	$5.78
Intermediate Income Fund	0.81%	$1,000.00	$1,008.05	1.06%	$5.28
[1]For the six months ended June 30, 2005.

[2]Assumes reinvestment of all dividends and capital gains distributions, if any, at net asset value.

[3]Expenses are equal to the Funds' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Hypothetical Example for Comparison Purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not either Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in either Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Based on Hypothetical Total Return[1]
	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[2]	Expenses Paid During the Period[2]
Government Fund	5.00%	$1,000.00	$1,025.05	1.16%	$5.84
Intermediate Income Fund	5.00%	$1,000.00	$1,025.05	1.06%	$5.34
[1]For the six months ended June 30, 2005.
[2]Expenses are equal to the Funds' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

7. Aggregate Cost and Unrealized Appreciation (Depreciation). The aggregate cost for federal income tax purposes and the net unrealized appreciation (depreciation) are stated as follows as of June 30, 2005:

	Government Fund	Intermediate Income Fund
Aggregate Cost	$3,392,483	$5,672,245
Gross unrealized appreciation	10,736	130,936
Gross unrealized depreciation	(19,928)	(33,557)
Net unrealized appreciation (depreciation)	$(9,192)	$97,379

8. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares for the following periods were:

	(unaudited) Six-Months Ended June 30,	Year Ended Dec. 31,
Government Fund	2005	2004
In Dollars
Shares sold	$40,430	$370,239
Shares issued in reinvestment of dividends	49,397	137,346
Total shares issued	289,827	507,585
Shares redeemed	(1,967,449)	(629,582)
Net increase (decrease)	$(1,677,622)	$(121,997)

In Shares
Shares sold	23,911	35,951
Shares issued in reinvestment of dividends	4,896	13,401
Total shares issued	28,807	49,352
Shares redeemed	(196,081)	(61,254)
Net increase (decrease)	(167,274)	(11,902)

Intermediate Income Fund	(unaudited) Six-Months Ended June 30,	Year Ended Dec. 31,
	2005	2004
In Dollars
Shares sold	$679,175	$975,660
Shares issued in reinvestment of dividends	92,028	181,105
Total shares issued	771,203	1,156,765
Shares redeemed	(917,565)	(1,482,802)
Net decrease	$(146,362)	$(326,037)

In Shares
Shares sold	102,877	146,516
Shares issued in reinvestment of dividends	13,991	27,171
Total shares issued	116,868	173,687
Shares redeemed	(139,479)	(221,847)
Net decrease	(22,611)	(48,160)

Forward-Looking Statement Disclosure. One of our most important responsibilities as mutual fund managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered "forward-looking statements." Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "estimate," "may," "will," "expect," "believe," "plan" and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Proxy Voting Information. The Trust only invests in non-voting securities. Nevertheless, the Trust adopted policies that provide guidance and set forth parameters for the voting of proxies relating to securities held in the Trust's portfolios. Additionally, information regarding how the Trust voted proxies related to portfolio securities during the most recent fiscal year-end is available. These policies and voting information are available to you upon request and free of charge by writing to Mosaic Funds, 550 Science Drive, Madison, WI 53711 or by calling toll-free at 1-800-368-3195. The Trust's proxy voting policies and voting information may also be obtained by visiting the Securities and Exchange Commission web site at www.sec.gov. The Trust will respond to shareholder requests for copies of our policies and voting information within two business days of request by first-class mail or other means designed to ensure prompt delivery.

N-Q Disclosure. The Trust files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Commission's website. The Trust's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Form N-Q and other information about the Trust are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following email address:  publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, DC 20549-0102. Finally, you may call Mosaic at 800-368-3195 if you would like a copy of Form N-Q and we will mail one to you at no charge.

The Mosaic Family of Mutual Funds

Mosaic Equity Trust
Mosaic Investors Fund
Mosaic Balanced Fund
Mosaic Mid-Cap Fund
Mosaic Foresight Fund

Mosaic Income Trust
Mosaic Government Fund
Mosaic Intermediate Income Fund
Mosaic Institutional Bond Fund

Mosaic Tax-Free Trust
Mosaic Arizona Tax-Free Fund
Mosaic Missouri Tax-Free Fund
Mosaic Virginia Tax-Free Fund
Mosaic Tax-Free National Fund

Mosaic Government Money Market

For more complete information on any Mosaic fund, including charges and expenses, request a prospectus by calling 1-800-368-3195. Read it carefully before you invest or send money. This document does not constitute an offering by the distributor in any jurisdiction in which such offering may not be lawfully made. Mosaic Funds Distributor, LLC.

TRANSER AGENT
Mosaic Funds
c/o US Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

TELEPHONE NUMBERS
Shareholder Service
Toll-free nationwide: 888-670-3600

Mosaic Tiles (24 hour automated information)
Toll-free nationwide: 800-336-3600

550 Science Drive
Madison, Wisconsin 53711

Mosaic Funds
www.mosaicfunds.com

SEC File Number 811-3616

SEMI-ANNUAL REPORT
(Unaudited)

June 30, 2005

Mosaic Income Trust

Mosaic Institutional Bond Fund

Contents

Portfolio Manager Review
Market Review	1
Portfolio Positioning	1
Fund Overview	2
Portfolio of Investments	3
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	7

Portfolio Manager Review

Market Review

Over the first six months of 2005, the bond market continued to wrestle with the same tensions we've witnessed over the recent past: Federal Reserve policy, mixed economic signals, record-setting foreign buying, and concerns over inflation.

The first quarter of 2005 brought higher yields, and as a result, a loss in bond valuation, across nearly all maturities as inflation fears, stronger economic growth, and a persistently tighter Federal Reserve focused investor attention on the low absolute level of interest rates. The Fed raised the benchmark Fed Funds Rate 50 basis points in the first quarter, 25 in January and 25 in March, and then continued raising rates in the second quarter with two more quarter-point increases in May and June.

The rise in interest rates was tempered by significant demand for dollar-denominated assets. This increased demand helped hold U.S. interest rates lower than they otherwise would have been. Foreign buyers, particularly off-shore hedge funds, were steady buyers of U.S. securities.

On the inflation front, investors appeared focused on rising energy and commodity prices. These increases reflected strong global demand for raw materials, particularly from Asian economies. Domestically, manufacturers appeared increasingly able to pass along price increases and the rate of manufacturing capacity utilization was closing in on a level that has historically been a sign of inflationary bottlenecks. Another inflationary factor, energy prices, stood near all-time highs.

During the second quarter, long-term yields fell as slowing global growth, rising energy prices, and manufacturing weakness led to speculation that the U.S. economy was entering a "slow patch." In fact, data released late in the second quarter indicated that GDP growth appeared near its long-term average growth rate. Meanwhile, short-term yields continued a steady march higher as the Fed continued tightening at a "measured" pace. The divergent behavior of long and short-term yields illustrates the unique environment facing bond investors.

Portfolio Positioning

We remain positioned cautiously, expecting that, for the time being, long-term Treasury yields are anchored in a trading range with short-term yields dependent upon future Fed policy moves. After finishing the second quarter at the low end of the range, long-term yields are unattractive. As we enter the second half of 2005, the bond market appears priced for a "goldilocks" scenario of softening economic growth, minimal inflation pressure, and a FOMC in the "late innings" of tightening monetary policy. Until long-term rates rise to reflect underlying fundamentals and cool the red-hot housing market, we suspect the Fed will continue "measured" interest rate hikes as they move towards a neutral Fed Funds Rate.

Fund Overview

Mosaic Institutional Bond Fund returned 1.02% for the semi-annual period ended June 30, 2005. This return trailed the fund's peers, as the Lipper Intermediate Investment Grade Index rose 2.40%. This return difference largely reflects management's defensive positioning of the portfolio at a shorter duration. If interest rates rise going forward, shareholders will see the benefits, since shorter bonds will retain their value far better than longer bonds. The Fund's 30-day SEC yield at period end was 3.34%, with an effective duration of 2.38 years.

Mosaic Institutional Bond held just over half of its assets in high-quality corporate bonds, with the remainder in government issuance and short-term notes. The fund's largest positions during this six-month period were short to intermediate duration bonds issued by Freddie Mac, Fannie Mae and the U.S. Treasury. The largest corporate bond holdings included issuance from General Electric Capital Corp., Conoco, Merrill Lynch, and Nationsbank.

Portfolio of Investments (Unaudited) June 30, 2005

Credit Rating*			Principal Amount	Value
Moody's	S&P
		DEBT INSTRUMENTS: 94.1% of net assets
		Corporate Obligations: 50.8%
A1	A+	American Express, 5.50%, 9/12/06	$155,000	$157,446
Aa3	A	Bank One Corp, 6.875%, 8/1/06	150,000	154,368
Aa1	AA-	Citigroup Inc, 5.75%, 5/10/06	200,000	203,036
A2	A	Coca-Cola Enterprise, 5.25%, 5/15/07	200,000	204,443
A3	A-	CONOCO Inc, 6.35%, 4/15/09	205,000	221,212
A3	A	Countrywide Home Loan, 5.625%, 5/15/07	175,000	179,382
A1	A+	First Data Corporation, 4.7%, 8/1/13	175,000	176,748
Aaa	AAA	General Electric Capital Corp, 4.25%, 6/15/12	250,000	247,152
Aa3	A+	Goldman Sachs, 6.65%, 5/15/09	185,000	200,497
A3	A-	Hewlett-Packard Co., 5.5%, 7/1/07	200,000	205,038
A1	A	Household Finance Co, 7.875%, 3/1/07	185,000	195,969
A1	A+	IBM Corp, 4.75%, 11/29/12	150,000	153,531
A1	AA-	International Lease Finance, 5.75%, 10/15/06	200,000	203,933
Aa3	A+	Merrill Lynch, 7%, 1/15/07	200,000	208,818
Aa3	A+	Morgan Stanley Dean Witter, 3.625%, 4/1/08	170,000	167,472
Aa3	A+	Nationsbank Corp, 7.5%, 9/15/06	200,000	208,098
A2	A+	Target Corp, 7.5%, 8/15/10	150,000	172,592
Aa3	AA	Texaco Capital Inc, 5.5%, 1/15/09	150,000	158,063
A2	A	Texas Instruments, 6.125%, 2/1/06	160,000	161,765
Aa2	A+	US Bancorp, 5.1%, 7/15/07	200,000	204,041
A1	A	WPS Resources Corp, 7%, 11/1/09	150,000	165,817
		U.S. Government & Agency Obligations: 43.3%
Aaa	AAA	Fannie Mae, 5.25%, 4/15/07	700,000	717,464
Aaa	AAA	Freddie Mac, 3.625%, 9/15/08	425,000	421,648
Aaa	AAA	US Treasury Notes, 5.875%,11/15/05	300,000	302,883
Aaa	AAA	US Treasury Notes, 4.625%,5/15/06	600,000	605,813
Aaa	AAA	US Treasury Notes, 4.75%,11/15/08	600,000	620,063
Aaa	AAA	US Treasury Notes, 3.625%, 1/15/10	700,000	696,909
		TOTAL DEBT INSTRUMENTS (Cost $7,287,268)		$7,314,201
		REPURCHASE AGREEMENT: 4.7% of net assets With Morgan Stanley and Company issued 6/30/05 at 2.73%, due 7/1/05, collateralized by $375,213 in United States Treasury Notes due2/15/27. Proceeds at maturity are $366,028 (Cost $366,000).		366,000
		TOTAL INVESTMENTS: 98.8% of net assets (Cost $7,653,268)		$7,680,201
		CASH AND RECEIVABLES LESS LIABILITIES: 1.2% of net assets		95,457
		NET ASSETS: 100%		$7,775,658

Notes to the Portfolio of Investments:

* – Unaudited;  Moody's – Moody's Investors Services, Inc.;  S&P – Standard & Poor's Corporation

Statement of Assets and Liabilities (unaudited) June 30, 2005

ASSETS
Investments, at value (Notes 1 and 2)
Investment securities	$7,314,201
Repurchase agreements	366,000
Total investments (cost $7,653,268)	7,680,201
Cash	312
Interest receivable	97,374
Total assets	$7,777,887

LIABILITIES
Independent trustee and auditor fees payable	2,229

NET ASSETS	$7,775,658

Net assets consists of:
Paid in capital	$7,750,075
Accumulated net realized losses	(1,350)
Net unrealized appreciation on investments	26,933
Net Assets	$7,775,658

CAPITAL SHARES OUTSTANDING An unlimited number of capital shares, without par value, are authorized. (Note 8)	757,181

NET ASSET VALUE PER SHARE	$10.27

Statement of Operations (unaudited)
For the six-months ended June 30, 2005

INVESTMENT INCOME (Note 1)
Interest income	$146,683
EXPENSES (Notes 3 and 5)
Investment advisory fees	11,363
Other expenses:
Service agreement fees	3,030
Independent trustee and auditor fees	2,480
Total other expenses	5,510
Total expenses	16,873
NET INVESTMENT INCOME	129,810
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	6,915
Change in net unrealized depreciation of investments	(56,365)
NET LOSS ON INVESTMENTS	(49,450)
TOTAL INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$80,360

Statements of Changes in Net Assets
For the period indicated

	(unaudited) Six-Months Ended June 30,	Year Ended Dec. 31,
	2005	2004
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income	$129,810	$248,516
Net realized gain on investments	6,915	19,829
Change in net unrealized depreciation on investments	(56,365)	(133,554)
Total increase in net assets resulting from operations	80,360	134,791

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME	(129,810)	(248,516)

CAPITAL SHARE TRANSACTIONS (Note 8)	317,556	133,623

TOTAL INCREASE IN NET ASSETS	268,106	19,898

NET ASSETS
Beginning of period	$7,507,552	$7,487,654
End of period	$7,775,658	$7,507,552

Financial Highlights
Selected data for a share outstanding throughout each period indicated

	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
	2005	2004	2003	2002	2001
Net asset value, beginning of period	$10.34	$10.50	$10.54	$10.54	$10.22
Investment operations:
Net investment income	0.17	0.35	0.37	0.45	0.60
Net realized and unrealized gain (loss) on investments	(0.07)	(0.16)	(0.04)	0.04	0.35
Total from investment operations	0.10	0.19	0.33	0.49	0.95
Less distributions:
From net investment income	(0.17)	(0.35)	(0.37)	(0.45)	(0.60)
From net capital gains	--	--	--	(0.04)	(0.03)
Total distributions	(0.17)	(0.35)	(0.37)	(0.49)	(0.63)
Net asset value, end of period	$10.27	$10.34	$10.50	$10.54	$10.54
Total return (%)	1.02	1.84	3.18	4.79	9.47
Ratios and supplemental data
Net assets, end of period (in thousands)	$7,776	$7,508	$7,488	$6,998	$6,325
Ratio of expenses to average net assets (%)	0.44[1]	0.45	0.45	0.45	0.45
Ratio of net investment income to average net assets (%)	3.40[1]	3.35	3.53	4.28	5.68
Portfolio turnover (%)	17	24	38	30	68

1Annualized.

Notes to Financial Statements

1. Summary of Significant Accounting Policies. Mosaic Income Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment manage-ment company. The Trust currently offers three portfolios, each of which is a diversified mutual fund. This report contains information about one of these portfolios, the Mosaic Institutional Bond Fund (the "Fund"), which commenced operations May 1, 2000. Its objectives and strategies are detailed in its prospectus. The remaining two Trust portfolios present their financial information in a separate report.

Securities Valuation: Repurchase agreements and other securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities having longer maturities, for which quotations are readily available, are valued at the mean between their closing bid and ask prices. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

Investment Transactions: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.

Investment Income: Interest income is recorded on an accrual basis. Bond premium is amortized and original issue discount and market discount are accreted over the expected life of each applicable security using the effective interest method. Other income is accrued as earned.

Distribution of Income and Gains: Net investment income, determined as gross investment income less total expenses, is declared as a regular dividend and distributed to shareholders quarterly. Capital gain distributions, if any, are declared and paid annually at year-end.

The tax character of distributions paid during 2004 and 2003 were as follows:

	2004	2003
Distributions paid from ordinary Income	$248,516	$257,346

As of June 30, 2005, the components of distributable earnings on a tax basis were as follows (unaudited):

Accumulated net realized losses	$(1,350)
Net unrealized appreciation on investments	26,933
$25,583

Net realized gains or losses may differ for financial and tax reporting purposes as a result of loss deferrals related to wash sales and post-October transactions.

Income Tax: No provision is made for Federal income taxes since it is the intention of the Fund to comply with the provisions of the Internal Revenue Code available to investment companies and to make the requisite distribu-tion to shareholders of taxable income which will be sufficient to relieve it from all or substantially all Federal income taxes. As of December 31, 2004, the Fund had available for federal income tax purposes an unused capital loss carryover of $8,265 which expires on December 31, 2010.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. Such estimates affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investments in Repurchase Agreements. When the Fund purchases securities under agreements to resell, the securities are held for safekeeping by the Fund's custodian bank as collateral. Should the market value of the securities purchased under such an agreement decrease below the principal amount to be received at the termination of the agreement plus accrued interest, the counterparty is required to place an equivalent amount of additional securities in safekeeping with the Fund's custodian bank. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having Advisory and Services Agreements with the same Advisor, transfers uninvested cash balances into a joint trading account. The aggregate balance in this joint trading account is invested in one or more consolidated repurchase agreements whose underlying securities are U.S. Treasury or federal agency obligations. As of the date of this report, the Institutional Bond Fund had approximately a 1.5% interest in the consolidated repurchase agreement of $24,299,000 collateralized by $24,910,659 in United States Treasury Notes. Proceeds at maturity were $24,300,843.

3. Investment Advisory Fees and Other Transactions with Affiliates. The investment advisor to the Fund, Madison Mosaic, LLC, a wholly owned subsidiary of Madison Investment Advisors, Inc., (collectively "the Advisor"), earns an advisory fee equal to 0.30% per annum of the average net assets of the Fund. The fees are accrued daily and are paid monthly.

4. Investment Transactions. Purchases and sales of securities (excluding short-term securities) for the six-months ended June 30, 2005 were as follows:

	Purchases	Sales
U. S. Gov't Securities	$999,399	$290,000
Other	$621,117	$917,147

5. Other Expenses. Under a separate Services Agreement, the Advisor will provide or arrange for the Fund to have all other necessary operational and support services for a fee based on a percentage of average net assets. These fees are accrued daily and paid monthly. This percentage is 0.08%.

The Fund also pays the expenses of the Fund's Independent Trustees and auditors directly. For the six-months ended June 30, 2005, these fees amounted to $2,480.

6. Fund Expenses.

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including Investment advisory fees and Other expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. See footnotes 3 and 5 above for an explanation of the types of costs charged by the Fund.

This Example is based on an investment of $1,000 invested on January 1, 2005 and held for the six months ended June 30, 2005.

Actual Expenses

The table on the next page titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,500 ending account valued divided by $1,000 = 8.5), then multiply the result by the number under the heading entitled "Expenses Paid During the Period."

Based on Actual Total Return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3]
Institutional Bond Fund	1.02%	$1,000.00	$1,010.22	0.44%	$2.19
[1]For the six months ended June 30, 2005.

[2]Assumes reinvestment of all dividends and capital gains distributions, if any, at net asset value.

[3]Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Hypothetical Example for Comparison Purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Based on Hypothetical Total Return[1]
	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[2]	Expenses Paid During the Period[2]
Institutional Bond Fund	5.00%	$1,000.00	$1,025.05	0.44%	$2.22
[1]For the six months ended June 30, 2005.

[2]Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

7. Aggregate Cost and Unrealized Appreciation (Depreciation). The aggregate cost for federal income tax purposes and the net unrealized appreciation (depreciation) are as follows as of June 30, 2005:

Aggregate Cost	$7,653,268
Gross unrealized appreciation	75,042
Gross unrealized depreciation	(48,109)
Net unrealized appreciation	$26,933

8. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares were as follows:

	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
	2005	2004
In Dollars
Shares sold	$190,271	$149,406
Shares issued in reinvestment of dividends	129,810	248,515
Total shares issued	320,081	397,921
Shares redeemed	(2,525)	(264,298)
Net increase	$317,556	$133,623

In Shares
Shares sold	18,420	14,316
Shares issued in reinvestment of dividends	12,690	23,881
Total shares issued	31,110	38,197
Shares redeemed	(244)	(25,258)
Net increase	30,866	12,939

Forward-Looking Statement Disclosure. One of our most important responsibilities as mutual fund managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered "forward-looking statements." Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "estimate," "may," "will," "expect," "believe," "plan" and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Proxy Voting Information. The Fund adopted policies that provide guidance and set forth parameters for the voting of proxies relating to securities held in the Fund's portfolio. Additionally, information regarding how the Fund voted proxies related to portfolio securities during the most recent fiscal year-end is available. These policies and voting information are available to you upon request and free of charge by writing to Mosaic Funds, 550 Science Drive, Madison, WI 53711 or by calling toll-free at 1-800-368-3195. The Fund's proxy voting policies and voting information may also be obtained by visiting the Securities and Exchange Commission web site at www.sec.gov. The Fund will respond to shareholder requests for copies of our policies and voting information within two business days of request by first-class mail or other means designed to ensure prompt delivery.

N-Q Disclosure. The Fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Form N-Q and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, DC 20549-0102. Finally, you may call Mosaic at 800-368-3195 if you would like a copy of Form N-Q and we will mail one to you at no charge.

The Mosaic Family of Mutual Funds

Mosaic Equity Trust
Mosaic Investors Fund
Mosaic Balanced Fund
Mosaic Mid-Cap Fund
Mosaic Foresight Fund

Mosaic Income Trust
Mosaic Government Fund
Mosaic Intermediate Income Fund
Mosaic Institutional Bond Fund

Mosaic Tax-Free Trust
Mosaic Arizona Tax-Free Fund
Mosaic Missouri Tax-Free Fund
Mosaic Virginia Tax-Free Fund
Mosaic Tax-Free National Fund

Mosaic Government Money Market

For more complete information on any Mosaic fund, including charges and expenses, request a prospectus by calling 1-800-368-3195. Read it carefully before you invest or send money. This document does not constitute an offering by the distributor in any jurisdiction in which such offering may not be lawfully made. Mosaic Funds Distributor, LLC.

TRANSER AGENT
Mosaic Funds
c/o US Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

TELEPHONE NUMBERS
Shareholder Service
Toll-free nationwide: 888-670-3600

Mosaic Tiles (24 hour automated information)
Toll-free nationwide: 800-336-3600

550 Science Drive
Madison, Wisconsin 53711

Mosaic Funds
www.mosaicfunds.com

SEC File Number 811-3616

Item 2. Code of Ethics.

Not applicable in semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable in semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable in semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Included in report to shareholders (Item 1) above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

During the period covered by this report, the registrant adopted written procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer determined that the Trust’s disclosure controls and procedures are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report. There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to semi-annual report.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) None (not applicable to open-end fund).

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mosaic Income Trust

By: (signature)

W. Richard Mason, Secretary

Date: August 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date: August 8, 2005

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: August 8, 2005